Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2022	2021
U.K. R&D tax credit	$2,964	$2,211
Prepaid tax	1,560	2,070
Insurance	2,067	2,346
Prepaid manufacturing costs	417	2,002
Other current assets	1,247	2,001
	$8,256	$10,630